Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended					36 Months Ended
	Dec. 31, 2024	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Part I:

Year	Summary Compensation Table Total for Mr. Berquist (1)	Compensation Actually Paid to Mr. Berquist (1) (2) (5)	Summary Compensation Table Total for Mr. Tometich (1)	Compensation Actually Paid to Mr. Tometich (1) (2) (5)	Summary Compensation Table Total for Mr. Barry (1)	Compensation Actually Paid to Mr. Barry (1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3) (4) (5)
2024	$1,897,116	$881,283	$7,915,320	$2,539,713	$—	$—	$1,862,881	$844,689
2023	$—	$—	$4,809,759	$5,130,084	$—	$—	$1,830,213	$1,927,256
2022	$—	$—	$3,555,003	$2,624,688	$—	$—	$1,427,714	$1,059,280
2021	$—	$—	$2,456,970	$2,361,197	$4,400,422	$2,648,915	$935,317	$613,817
2020	$—	$—	$—	$—	$7,045,414	$10,839,520	$1,244,976	$1,837,408
Part II:

Year	Value of Initial Fixed $100 Investment Based on			Net Income ($M)	Adjusted EBITDA (7) (in thousands)
	Total Shareholder Return (6)	Prior Peer Group Total Shareholder Return (6)	Peer Group Total Shareholder Return (6)
2024	$89.60	$161.74	$144.62	$116.73	$310,918
2023	$134.50	$165.83	$146.19	$112.87	$320,379
2022	$104.16	$142.31	$131.59	$(15.84)	$257,150
2021	$142.48	$146.30	$148.89	$121.43	$274,109
2020	$155.43	$110.65	$118.22	$39.79	$221,974

Named Executive Officers, Footnote	The table above reflects our current and two former PEOs. Mr. Berquist became our current PEO on
			November 18, 2024. Our most recent former PEO is Mr. Tometich, who served as CEO from December 1, 2021 to November 18, 2024. Mr. Barry who served as our PEO through November 30, 2021, is also listed in the table.
Peer Group Issuers, Footnote			Total Shareholder Return (“TSR”) assumes $100 invested on December 31, 2019, including reinvestment of dividends. Our Peer Group is the S&P Composite 1500 Chemicals Index. Our prior Peer Group in our proxy statement for the 2024 annual meeting of shareholders was the S&P 400 MidCap Materials Index. The Company shifted from the S&P 400 MidCap Materials Index to the S&P Composite 1500 Chemicals Index to align with the peer group industry index reported in our Annual Report on Form 10-K for the year ended December 31, 2024.
Adjustment To PEO Compensation, Footnote	The dollar amounts represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEOs or Non-PEO NEOs during the applicable year. None of our NEOs participated in a pension plan for 2024; therefore, no adjustment from the Summary Compensation Table (“SCT”) total related to pension value was made. To calculate CAP for the current and former PEOs, the following amounts were deducted from and added to SCT total compensation.
Current PEO

Year	Summary Compensation Table Total for Mr. Berquist	Equity Adjustment	Compensation Actually Paid to Mr. Berquist Total
2024	$1,897,116	$(1,015,833)	$881,283

Equity Adjustment for Mr. Berquist	2024
SCT Total	$1,897,116
(-) Total SCT Option Awards and Stock Awards	$(1,012,878)
(+) Fair Value at Current Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Current Fiscal Year	$581,918
(+) Change in Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(581,844)
(+) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Current Fiscal Year	$(3,029)
Compensation Actually Paid	$881,283
Former PEO

Year	Summary Compensation Table Total for Mr. Tometich	Equity Adjustment	Compensation Actually Paid to Former PEO Total
2024	$7,915,320	$(5,375,607)	$2,539,713

Equity Adjustment for Mr. Tometich	2024
SCT Total	$7,915,320
(-) Grant Date Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Option Awards and Stock Awards Granted in Fiscal Year	$(3,415,558)
(+) Fair Value at Current Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Current Fiscal Year	$240,130
(+) Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(1,071,265)
(+) Fair Value Date at Vesting of Option Awards and Stock Awards Granted in Current Fiscal Year That Vested During Current Fiscal Year	$445,607
(+) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Current Fiscal Year	$(640,231)
(-) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Current Fiscal Year	$(934,291)
Compensation Actually Paid	$2,539,713

Non-PEO NEO Average Total Compensation Amount			$ 1,862,881	$ 1,830,213	$ 1,427,714	$ 935,317	$ 1,244,976
Non-PEO NEO Average Compensation Actually Paid Amount			$ 844,689	1,927,256	1,059,280	613,817	1,837,408
Adjustment to Non-PEO NEO Compensation Footnote	The non-PEO NEOs reflected in Part I of the above table consist of Messrs. Coler, Hostetter, Bijlani, Fleck and Traub and Ms. Leneis for 2024, Messrs. Hostetter, Berquist, Bijlani and Ms. Leneis for 2023 and 2022; Ms. Hall and Messrs. Hostetter, Berquist, Bijlani and Platzer for 2021; and Ms. Hall and Messrs. Berquist, Bijlani and Platzer for 2020.
4. To calculate average CAP for the non-PEO NEOs, the following amounts were deducted from and added to average SCT total compensation:
Non-PEO NEOs

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Equity Adjustment	Average Compensation Actually Paid to Non-PEO NEOs Total
2024	$1,862,881	$(1,018,192)	$844,689

Equity Adjustment for Non-PEO NEOs	2024
Average SCT Total	$1,862,881
(-) Grant Date Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Option Awards and Stock Awards Granted in Fiscal Year	$(1,055,915)
(+) Fair Value at Current Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Current Fiscal Year	$573,024
(+) Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(226,283)
(+) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Current Fiscal Year	$1,219
(-) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Current Fiscal Year	$(310,238)
Compensation Actually Paid	$844,689

5. In calculating CAP, the Company determined the fair value of outstanding and vested equity awards in the applicable fiscal year in accordance with the SEC rules for CAP and computed in a manner consistent with the fair valuation methodology used to account for share-based payments for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock, CAP values are based on closing share price at the applicable measurement date. For performance share units, the CAP values are estimated using a Monte Carlo simulation incorporating assumptions regarding risk-free interest rate, dividend yield and expected term as of the applicable measurement date, as well as estimates as to the probable outcome of performance conditions as of the measurement date. For options, the valuations of outstanding awards as of the applicable measurement date are based on a Black-Scholes option pricing model that incorporate assumptions regarding dividend yield, expected volatility, risk-free interest rate and expected term to determine the fair value for CAP purposes. For more information about the Company’s share-based accounting, see Note 8 of Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 provided with this proxy statement. For more information about the probability of achievement of outstanding performance units, see the “Outstanding Equity Awards at Fiscal Year-End” table.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
The chart below illustrates the relationship between our PEO and other NEOs’ average CAP to TSR based on the value of an initial investment of $100 invested in the Company’s common stock including reinvestment of dividends.

Compensation Actually Paid vs. Net Income			CAP versus Net Income The chart below illustrates the relationship between our PEO and other NEOs’ average CAP to the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure			CAP versus Adjusted EBITDA The chart below illustrates the relationship between our PEO and other NEOs’ average CAP to the Company’s adjusted EBITDA.
Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group
The following graph compares the cumulative total return (assuming reinvestment of dividends) from December 31, 2019 to the last day of each applicable fiscal year for Quaker Houghton’s common stock, the S&P Composite 1500 Chemicals Group Index, assuming the investment of $100 on December 31, 2019 in each of Quaker Houghton’s common stock and the stocks comprising the index.

Total Shareholder Return Amount			$ 89.60	134.50	104.16	142.48	155.43
Peer Group Total Shareholder Return Amount			144.62	146.19	131.59	148.89	118.22
Net Income (Loss)			$ 116,730,000	$ 112,870,000	$ (15,840,000)	$ 121,430,000	$ 39,790,000
Company Selected Measure Amount			310,918,000	320,379,000	257,150,000	274,109,000	221,974,000
PEO Name	Mr. Berquist	Mr. Barry					Mr. Barry	Mr. Tometich
Peer Group Total Shareholder Return Amount, Two			$ 161.74	$ 165.83	$ 142.31	$ 146.30	$ 110.65
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			The Company Selected Measure is adjusted EBITDA, which is a non-GAAP financial measure. A full discussion of our use of non-GAAP financial measures to enhance a reader’s understanding of the financial performance of the Company, and a reconciliation of these measures to the GAAP measures can be found on pages 30 to 34 in “Non-GAAP Measures” of Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			3-year average ROIC
Measure:: 4
Pay vs Performance Disclosure
Name			Market Share Gains (New Business Rate)
Berquist [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,897,116
PEO Actually Paid Compensation Amount			881,283
Tometich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,915,320	4,809,759	3,555,003	2,456,970
PEO Actually Paid Compensation Amount			2,539,713	$ 5,130,084	$ 2,624,688	2,361,197
Barry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						4,400,422	7,045,414
PEO Actually Paid Compensation Amount						$ 2,648,915	$ 10,839,520
PEO | Berquist [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,015,833)
PEO | Berquist [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,012,878)
PEO | Berquist [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,918
PEO | Berquist [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(581,844)
PEO | Berquist [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,029)
PEO | Tometich [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,375,607)
PEO | Tometich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			240,130
PEO | Tometich [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,071,265)
PEO | Tometich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			445,607
PEO | Tometich [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(640,231)
PEO | Tometich [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(934,291)
PEO | Tometich [Member] | Grant Date Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,415,558)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,018,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			573,024
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(226,283)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,219
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(310,238)
Non-PEO NEO | Grant Date Fair Value from Prior Fiscal Year-End to Current Fiscal Year-End of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,055,915)